Disclosure of restricted cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Funding of a reclamation bond in respect of Coricancha	$ 1,234	$ 0